Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document and Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun 30, 2013
Entity Registrant Name	Pointer Telocation Ltd
Entity Central Index Key	0000920532
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q2
Entity Filer Category	Non-accelerated Filer

INTERIM CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 2,405	$ 3,685
Restricted cash	98	108
Trade receivables	18,039	16,215
Other accounts receivable and prepaid expenses	2,312	2,069
Inventories	4,215	3,982
Total current assets	27,069	26,059
LONG-TERM ASSETS:
Long-term accounts receivable	527	582
Severance pay fund	9,812	9,034
Property and equipment, net	11,002	10,364
Investment and long term loans to affiliate	860	814
Other intangible assets, net	1,770	2,242
Goodwill	48,610	47,190
Total long-term assets	72,581	70,226
Total assets	99,650	96,285
CURRENT LIABILITIES:
Short-term bank credit and current maturities of long-term loans	9,154	11,129
Trade payables	10,965	11,248
Deferred revenues and customer advances	8,789	6,954
Other accounts payable and accrued expenses	6,955	7,251
Total current liabilities	35,863	36,582
LONG-TERM LIABILITIES:
Long-term loans from banks	8,907	9,339
Long-term loans from shareholders and others	1,083	925
Other long-term liabilities	4,315	3,765
Accrued severance pay	11,075	10,328
Total long-term liabilities	25,380	24,357
COMMITMENTS AND CONTINGENT LIABILITIES
Pointer Telocation Ltd's shareholders' equity:
Share capital - Ordinary shares of NIS 3 par value - Authorized: 8,000,000 shares at June 30, 2013 and December 31, 2012; Issued and outstanding: 5,555,558 shares at June 30, 2013 and December 31, 2012	3,871	3,871
Additional paid-in capital	120,680	120,290
Accumulated other comprehensive income	1,429	1,127
Accumulated deficit	(93,762)	(95,540)
Total Pointer Telocation Ltd's shareholders' equity	32,218	29,748
Non-controlling interest	6,189	5,598
Total equity	38,407	35,346
Total liabilities and equity	$ 99,650	$ 96,285

INTERIM CONSOLIDATED BALANCE SHEETS (Parenthetical) (ILS)	Jun. 30, 2013	Dec. 31, 2012
CONSOLIDATED BALANCE SHEETS [Abstract]
Ordinary shares, par value per share	3	3
Ordinary shares, shares authorized	8,000,000	8,000,000
Ordinary shares, shares issued	5,555,558	5,555,558
Ordinary shares, shares outstanding	5,555,558	5,555,558

INTERIM CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Revenues:
Products	$ 8,394	$ 7,691	$ 15,816	$ 15,516	$ 30,402
Services	14,841	13,475	29,564	27,258	54,430
Total revenues	23,235	21,166	45,380	42,774	84,832
Cost of revenues:
Products	4,817	4,655	9,198	9,280	17,988
Services	10,783	9,647	21,343	19,074	38,573
Amortization of intangible assets		61		121	181
Total cost of revenues	15,600	14,363	30,541	28,475	56,742
Gross profit (loss)	7,635	6,803	14,839	14,299	28,090
Operating expenses:
Research and development	800	673	1,470	1,389	2,716
Selling and marketing	2,569	2,186	4,894	4,445	9,067
General and administrative	2,370	2,220	4,653	4,808	9,232
Amortization of intangible assets	129	501	510	1,005	1,987
Total operating expenses	5,868	5,580	11,527	11,647	23,002
Operating income (loss)	1,767	1,223	3,312	2,652	5,088
Financial expenses, net	260	462	598	927	1,628
Other income (expenses), net	1	(2)	7	(9)	(5)
Income before taxes on income	1,508	759	2,721	1,716	3,455
Taxes on income (Note 6)	303	257	467	546	861
Income after taxes on income	1,205	502	2,254	1,170	2,594
Equity in gains (losses) gains of affiliate	70	(33)	182	(81)	38
Income from continuing operations	1,275	469	2,436	1,089	2,632
Loss from discontinued operations, net		518		700	995
Net income (loss)	1,275	(49)	2,436	389	1,637
Other comprehensive income (loss):
Currency translation adjustments of foreign operations	(102)	(1,575)	593	(921)	299
Realized gains (losses) on derivatives designated as cash flow hedges		(82)	(24)	(161)	224
Unrealized gains on derivatives designated as cash flow hedges		32		295	14
Total comprehensive income (loss)	1,173	(1,674)	3,005	(398)	2,174
Profit from continuing operations attributable to:
Equity holders of the parent	971	421	1,778	722	1,833
Non-controlling interests	304	48	658	367	799
Profit from continuing operations	1,275	469	2,436	1,089	2,632
Loss from discontinued operations attributable to:
Equity holders of the parent		219		357	630
Non-controlling interests		299		343	365
Profit from discontinued operations, net		518		700	995
Total comprehensive income (loss) attributable to:
Equity holders of the parent	887	(1,088)	2,081	(343)	1,493
Non-controlling interests	286	(586)	924	(55)	681
Total comprehensive income (loss)	$ 1,173	$ (1,674)	$ 3,005	$ (398)	$ 2,174
Earnings per share attributable to Pointer Telocation Ltd's shareholders:
Basic net earnings per share	$ 0.17	$ 0.04	$ 0.32	$ 0.07	$ 0.23
Diluted net earnings per share	$ 0.17	$ 0.04	$ 0.32	$ 0.07	$ 0.23

INTERIM STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Share capital [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income [Member]	Accumulated deficit [Member]	Non-controlling interest [Member]
Balance at Dec. 31, 2011	$ 31,801	$ 3,353	$ 119,147	$ 837	$ (96,743)	$ 5,207
Balance, shares at Dec. 31, 2011		4,860,024
Issuance of shares, net	138	39	99
Issuance of shares, net, shares		50,000
Issuance of shares in respect of Stock-based compensation	5	1	4
Issuance of shares in respect of Stock-based compensation, shares		1,500
Purchase of subsidiary	133					133
Stock-based compensation expenses	168		168
Exercise of options in subsidiary			(323)			323
Purchase of non controlling interest			(228)			228
Other comprehensive income	(787)			(708)		(79)
Net income attributable to Non-controlling interest	24					24
Net income attributable to Pointer shareholders	365				365
Accumulated other comprehensive income
Accumulated gain (loss) on derivative instruments	(78)
Accumulated foreign currency translation differences, net	207
Accumulated other comprehensive income	129
Balance at Jun. 30, 2012	31,847	3,393	118,867	129	(96,378)	5,836
Balance, shares at Jun. 30, 2012		4,911,524
Balance at Dec. 31, 2011	31,801	3,353	119,147	837	(96,743)	5,207
Balance, shares at Dec. 31, 2011		4,860,024
Issuance of shares, net	1,942	517	1,425
Issuance of shares, net, shares		694,034
Issuance of shares in respect of Stock-based compensation	5	1	4
Issuance of shares in respect of Stock-based compensation, shares		1,500
Purchase of subsidiary	133					133
Stock-based compensation expenses	265		265
Dividend paid to non-controlling interest	(1,215)					(1,215)
Exercise of options in subsidiary			(323)			323
Purchase of non controlling interest			(228)			228
Sale of subsidiary	241					241
Other comprehensive income	537			290		247
Net income attributable to Non-controlling interest	434					434
Net income attributable to Pointer shareholders	1,203				1,203
Accumulated other comprehensive income
Accumulated other comprehensive income	1,127
Balance at Dec. 31, 2012	35,346	3,871	120,290	1,127	(95,540)	5,598
Balance, shares at Dec. 31, 2012	5,555,558	5,555,558
Stock-based compensation expenses	58		58
Exercise of options in subsidiary			332			(332)
Other comprehensive income	567			302		265
Net income attributable to Non-controlling interest	658					658
Net income attributable to Pointer shareholders	1,778				1,778
Accumulated other comprehensive income
Accumulated gain (loss) on derivative instruments
Accumulated foreign currency translation differences, net	1,429
Accumulated other comprehensive income	1,429
Balance at Jun. 30, 2013	$ 38,407	$ 3,871	$ 120,680	$ 1,429	$ (93,762)	$ 6,189
Balance, shares at Jun. 30, 2013	5,555,558	5,555,558

INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Cash flows from operating activities:
Net income	$ 1,275	$ (49)	$ 2,436	$ 389	$ 1,637
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and impairment	830	1,709	1,913	3,059	5,546
Accrued interest and exchange rate	5	(10)	(19)	4	118
Changes of long-term loans to affiliate		28		28
Accrued severance pay, net	(27)	(8)	(67)	(45)	91
Gain from sale of property and equipment, net	(98)	(86)	(166)	(124)	(271)
Equity in losses (gains) of affiliate	(70)	33	(182)	81	(38)
Stock-based compensation	25	67	58	168	265
Decrease in restricted cash	5	4	10	6	15
Decrease (increase) in trade receivables, net	535	721	(1,478)	(2,317)	(1,572)
Decrease (increase) in other accounts receivable and prepaid expenses	136	(382)	(257)	(641)	46
Decrease (increase) in inventories	(59)	81	(94)	883	732
Deferred income taxes, net	271	100	432	464	847
Decrease in long-term accounts receivable	9	77	32	233	234
Increase (decrease) in trade payables	(250)	808	(428)	973	965
Increase (decrease) in other accounts payable and accrued expenses	(157)	(527)	1,259	941	(274)
Net cash provided by operating activities	2,430	2,566	3,449	4,102	8,341
Cash flows from investing activities:
Purchase of property and equipment	(1,409)	(1,091)	(2,436)	(2,398)	(4,033)
Proceeds from sale of property and equipment	128	314	798	746	1,733
Investment and loans/Repayments in affiliate, net	34	12	66	(717)	(669)
Acquisition of subsidiary (a)				(251)	(251)
Purchase of business activity (b)				(3,125)	(3,125)
Net cash used in investing activities	(1,247)	(765)	(1,572)	(5,745)	(6,345)
Cash flows from financing activities:
Receipt of long-term loans from banks	2,333	4,456	3,681	7,637	11,670
Repayment of long-term loans from banks	(2,420)	(3,051)	(5,598)	(5,658)	(12,253)
Dividend paid to non-controlling interest					(1,215)
Proceeds from issuance of shares		138		143	1,947
Short-term bank credit, net	(670)	(1,867)	(1,046)	263	(347)
Net cash provided by (used in) financing activities	(757)	(324)	(2,963)	2,385	(198)
Effect of exchange rate changes on cash and cash equivalents	(351)	94	(194)	125	419
Increase (decrease) in cash and cash equivalents	75	1,571	(1,280)	867	2,217
Cash and cash equivalents at the beginning of the period	2,330	764	3,685	1,468	1,468
Cash and cash equivalents at the end of the period	2,405	2,335	2,405	2,335	3,685
(a) Acquisition of subsidiary:
Property and equipment				22	22
Technology				58	58
Goodwill				304	304
Non controlling Interest				(133)	(133)
Cost of subsidiary				251	251
(b) Purchase of business activity:
Working capital				27	27
Property and equipment				112	112
Customer list				1,364	1,364
Goodwill				1,669	1,669
Accrued severance pay, net				(23)	(23)
Employee accruals				(24)	(24)
Purchase of activity				$ 3,125	$ 3,125

SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2013
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 1:	SIGNIFICANT ACCOUNTING POLICIES

a.	Unaudited interim financial information:

The accompanying consolidated balance sheet as of June 30, 2013, consolidated statements of operations for the three and six months ended June 30, 2013 and 2012 and consolidated statements of cash flows for the three and six months ended June 30, 2013 and 2012 are unaudited. These unaudited interim consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles for interim financial information. In the opinion of management, the unaudited interim consolidated financial statements include all adjustments of a normal recurring nature necessary for a fair presentation of the Company's consolidated financial position as of June 30, 2013, the Company's consolidated results of operations for the three and six months ended June 30, 2013 and 2012 and the Company's consolidated cash flows for the three and six months ended June 30, 2013 and 2012.

The balance sheet at December 31, 2012 has been derived from the audited consolidated financial statements at that date but does not include all of the information and footnotes required by U.S. generally accepted accounting principles for complete financial statements.

These consolidated financial statements should be read in conjunction with the audited consolidated financial statements and accompanying notes for the year ended December 31, 2012 included in the Company's Annual Report on Form 20-F filed with the U.S. Securities and Exchange Commission ("SEC") on March 19, 2013.

Results for the three and six months ended June 30, 2013 are not necessarily indicative of results that may be expected for the year ending December 31, 2013.

b.	Use of estimates:

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates, judgments and assumptions that affect the amounts reported in the financial statements and accompanying notes. The company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

c.
In November 2011, Shagrir, together with T.M.C. Transportation Ltd. ("TMC"), signed an agreement for the establishment of a limited partnership, TMC Systems, LP ("the partnership"). Shagrir holds 51% of the partnership's capital. The activities of TMC were transferred to the partnership. The partnership was established at January 1 2012.

The partnership engages in the solutions for management, control and collection of travel fares from taxis and transportation service fleets.

Shagrir granted a shareholders' loan to the partnership in an amount of NIS 2.5 million. This loan carries an annual interest rate of prime plus 4%.

On August 1, 2012, Shagrir signed an agreement to sell the partnership's entire share capital to Gastech Mobile Communication solution Ltd. for its par value. In addition, Shagrir sold the rights to receive payments from a loan which Shagrir had provided to the partnership in the amount of NIS 2.5 million including interest and linkage to the Israeli CPI for NIS 1 million. As a result the partnership's results are presented as loss from discontinued operations on consolidated statement of income.

The following table presents the results from discontinued operations:

	Period ended June 1 2012	Period ended August 1 2012

Revenues	2	3
Cost of revenues	120	143

Gross loss	(118)	(140)

Operating expenses:
Sales and marketing	48	60
General and administrative	165	181
Impairment of goodwill and intangible asset	354	348

Operating loss	(684)	(729)

Financial expense, net	16	18

Net loss	(700)	(747)

*)	As a result of the partnership's sale a loss was recorded in the amount of $248, and is considered to be a loss on discontinued operation.
**)	Cash flow from discontinued operation was immaterial and as such no discontinued operation presented on the cash flow statement.

d.	Principles of consolidation:

Our consolidated financial statements include the accounts of the Company and its' wholly and majority owned subsidiaries, referred to herein as the group.

Intercompany transactions and balances including profits from intercompany sales not yet realized outside the Company, have been eliminated upon consolidation.

INVENTORIES	6 Months Ended
Jun. 30, 2013
INVENTORIES [Abstract]
INVENTORIES
NOTE 2:-	INVENTORIES
	June 30,	December 31,
	2013	2012
	Unaudited

Raw materials	$1,681	$2,060
Work in process	284	135
Finished goods	2,250	1,787

	$4,215	$3,982

COMMITMENTS AND CONTINGENT LIABILITIES	6 Months Ended
Jun. 30, 2013
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 3:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Charges:

As collateral for its liabilities, the Company has recorded floating charges on all of its assets, including the intellectual property and equipment, in favor of banks.

b.	Collateral:

1.	To secure Shagrir's obligations for providing services to several of its customers, Shagrir provided such customers with a bank guarantee in the amount of about $ 3,196, in effect until April 2017.

2.	The Company obtained bank guarantees in the amount of $ 108 in favor of its lessor and customs.

3.	As of June 30, 2013, the use of $ 98 has been restricted following B.C.R.A. (Central Bank of Argentina) regulations.

c.	Royalties:

The Company has undertaken to pay royalties to the BIRD Foundation ("BIRD"), at the rate of 5% on sales proceeds of products developed with the participation of BIRD up to the amount received, linked to the U.S. dollar. The contingent obligation as of June 30, 2013 is $ 2,473. No royalties were accrued or paid during 2013 and 2012.

d.	Litigation:

As of June 30, 2013, several claims were filed against Shagrir, mainly by customers. The claims are in an amount aggregating to approximately $ 341. The substance of the claims is the malfunction of Shagrir's products, which occurred during the ordinary course of business. Shagrir's management, based on the opinion of its legal counsel, is of the opinion that no material costs will arise to Shagrir in respect to these claims. Therefore, Shagrir has not recorded any provision regarding these claims.

e.	Commitments:

1.
The Company and DBSI Investments Ltd. ("DBSI"), an equity owner in the Company (see Note 6), have entered into a management services agreement pursuant to which DBSI shall provide management services in consideration of annual management fees of $ 180 for a period of three years commencing on August  1, 2011.

2.
During 1998, the Company entered into an agreement with Shagrir, for the supply of the services and equipment required to set up reception bases to be positioned throughout Israel. An addendum to the agreement was entered into in 2004 (the "First Addendum"). The agreement was for a period of 10 years with an option to extend it by an additional 10 years. During 2008, the Company and Shagrir entered into a second addendum to the agreement that extended the agreement by a period of 5 years, until 2013. The Company and Shagrir will negotiate to renew the agreement prior to its expiry during 2013

3.
Shagrir entered into a management services agreement with its shareholders, pursuant to which the shareholders will grant management services to the Shagrir, in consideration of NIS 1 million per year. This amount is split between the Company (NIS 0.12 million) and the other shareholders of Shagrir.

f.	Covenants:

In respect of the bank loans provided to the Company for the purpose of funding the 2007 acquisition transaction, pursuant to which the Company acquired Cellocator, the Company is required to meet certain financial covenants as follows:

1.	The ratio of the shareholders' equity to the total consolidated assets will not be less than 20% and the shareholders' equity will not be less than $ 20,000, starting December 31, 2007.

2.
The ratio of the Company and its subsidiaries' debt (debt to banks, convertible debenture and loans from others that are not subordinated to the bank less cash) to the annual EBITDA will not exceed 5 in 2008, 4.5 in 2009 and 4 in 2010 and thereafter.

3.
The ratio of the Company's debt (debt to banks, convertible debenture and loans from others was not subordinated to the bank less cash) to the annual EBITDA will not exceed 4 in 2008, 3.5 in 2009 and 2.5 in 2010 and thereafter.

As of June 30, 2013 the Company is in compliance and expects to remain in compliance with the financial covenants of our credit facilities in 2013.

Under the credit facility (in respect of the loans denominated in NIS) from the bank, Shagrir is required to meet financial covenants.

The financial covenants are:

1.	The ratio of the debt to the bank to the annual EBITDA will not exceed 5.5.

2.	The ratio of the annual EBITDA to the current maturities (the loan principal plus interest) of long-term loans from the bank will not be less than 1, at any time.

3.	The shareholders' equity, including loans from shareholders, will not be less than NIS 50 million, at any time

4.
Shagrir will not decide on any distribution of dividends in Shagrir without prior written consent from the bank. Shagrir received such consent from the bank prior to its dividend distribution in May and September 2009.

As of June 30, 2013, Shagrir is in compliance and expect to remain in compliance with the financial covenants of its credit facility in 2013.

g.
In December 2011 one of the Company's Argentinean subsidiaries received a notification from the C.N.C. (Telecommunication Authority Agency) stating that the subsidiary is subject to a new tax (1% over sales related to data transmission) that had not been applicable to the subsidiary in the past.

As of the issuance of these financial statements, the subsidiary had only answered this notification but plans to appeal in the near future. Nonetheless, management has recorded a provision for the full amount (i.e capital plus interest for $193) that were recorded as of June 30, 2013.

NET EARNINGS (LOSS) PER SHARE	6 Months Ended
Jun. 30, 2013
NET EARNINGS (LOSS) PER SHARE [Abstract]
NET EARNINGS (LOSS) PER SHARE
NOTE 4:-	NET EARNINGS (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted net earnings (loss) per share from continuing operations:

	Six months ended June 30,		Three months ended June 30,		Year ended December 31,
	2013	2012	2013	2012	2012
	Unaudited
Numerator:
Numerator for basic net earnings per share - Net income from continuing operations	$1,778	$722	$971	$421	$1,833
Effect of diluting securities	-	-	-	-	-

Numerator for diluted net earnings per share - Net income from continuing operations	$1,778	$722	$971	$421	$1,833

Denominator:

Denominator for basic net earnings per share - weighted-average number of shares outstanding (in thousands)	5,556	4,865	5,556	4,868	5,166
Effect of diluting securities (in thousands)	-	-	-	-	-
	5,556	4,865	5,556	4,868	5,166
Denominator for diluted net earnings per share - adjusted weighted average shares and assumed exercises (in thousands)

Basic net earnings per share from continuing operations	$0.32	$0.14	$0.17	$0.08	$0.35

Diluted net earnings per share from continuing operations	$0.32	$0.14	$0.17	$0.08	$0.35

The following table sets forth the computation of basic and diluted net loss per share from discontinuing operations:

	Six months ended June 30,		Three months ended June 30,		Year ended December 31,
	2013	2012	2013	2012	2012
	Unaudited
Numerator:
Numerator for basic net earnings per share - Net loss from discontinuing operations	$-	$(357)	$-	$(219)	$(630)
Effect of diluting securities	-	-	-	-	-

Numerator for diluted net earnings per share - Net loss from continuing operations	$-	$(357)	$-	$(219)	$(630)

Denominator:

Denominator for basic net earnings per share - weighted-average number of shares outstanding (in thousands)	-	4,865	-	4,868	5,166
Effect of diluting securities (in thousands)	-	-	-	-	-
Denominator for diluted net earnings per share - adjusted weighted average shares and assumed exercises (in thousands)	-	4,865	-	4,868	5,166

Basic net loss per share from discontinuing operations	$-	$(0.07)	$-	$(0.04)	$(0.12)

Diluted net loss per share from discontinuing operations	$-	$(0.07)	$-	$(0.04)	$(0.12)

INCOME TAXES	6 Months Ended
Jun. 30, 2013
INCOME TAXES [Abstract]
INCOME TAXES
NOTE 5:-	INCOME TAXES

The effective tax rate for the six-months ended June 30, 2013 was 17% as compared to 20% for the six months ended June 30, 2012. The effective tax rate for the six months ended June 30, 2013 and June 30, 2012 was impacted mainly due to utilization of previously unrecognized tax losses.

BALANCES AND TRANSACTIONS WITH RELATED PARTIES	6 Months Ended
Jun. 30, 2013
BALANCES AND TRANSACTIONS WITH RELATED PARTIES [Abstract]
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
NOTE 6:-	BALANCES AND TRANSACTIONS WITH RELATED PARTIES

a.	Balances with related parties:

	June 30,	December 31,
	2013	2012
	Unaudited

Other accounts payable and accrued expenses:
DBSI (see Note 3e(1))	$52	$52

	$52	$52

b.	Transactions with related parties:

	Six months ended June 30,		Three months ended June 30,		Year ended December 31,
	2013	2012	2013	2012	2012
	Unaudited

Management fees to DBSI (see Note 3e(1))	$90	$90	$45	$45	$180
Sales to affiliate	$361	$822	$232	$458	$1,187

SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2013
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION
NOTE 7:-	SEGMENT INFORMATION

a.	The following segment identification is identical to the segment used in the latest annual consolidated financial report.

b.	The following presents segment results of operations for the six months ended June 30, 2013 (unaudited):

	Cellocator segment	Pointer segment	Total

Segments revenues	$11,895	$38,508	$50,403
Intersegments revenues	(5,023)	-	(5,023)

Revenues from external customers	$6,872	$38,508	$45,380

Segments operating income	$1,551	$1,587	$3,138

Segments assets	$17,898	$82,816	$100,714

The following reconciles segment operating profit and segments assets to net operating profit and assets as reported in the interim consolidated statements of income:

Segments operating income	$3,138
Intercompany gains on intersegment sales	174

Operating income	$3,312

Segments assets	$100,714
Intercompany elimination	(1,064)

Total assets	$99,650

c.	The following presents segment results of operations for the six months ended June 30, 2012 (unaudited):

	Cellocator segment	Pointer segment	Total

Segments revenues	$10,752	$34,959	$45,711
Intersegments revenues	(2,936)	-	(2,936)

Revenues from external customers	$7,816	$34,959	$42,775

Segments operating profit (loss)	$(386)	$2,842	$2,456

Segments assets	$16,585	$78,321	$94,906

The Pointer segment revenues include revenue from services in the amount of $ 27.

The following reconciles segment operating profit and segments assets to net operating profit and assets as reported in the interim consolidated statements of income:

Segments operating income	$2,456
Intercompany gains on intersegment sales	196

Operating income	$2,652

Segments assets	$94,906
Intercompany elimination	(1,393)

Total assets	$93,513

d.	The following presents segment results of operations for the three months ended June 30, 2013 (unaudited):

	Cellocator segment	Pointer segment	Total

Segments revenues	$6,013	$19,733	$25,746
Intersegments revenues	(2,511)	-	(2,511)

Revenues from external customers	$3,502	$19,733	$23,235

Segments operating profit	$697	$883	$1,580

Segments assets	$17,898	$82,816	$100,714

The Pointer segment revenues include revenue from services in the amount of $ 15.

The following reconciles segment operating profit and segments assets to net operating profit and assets as reported in the interim consolidated statements of income:

Segments operating income	$1,580
Intercompany gains on intersegment sales	187

Operating income	$1,767

Segments assets	$100,714
Intercompany elimination	(1,064)

Total assets	$99,650

e.	The following presents segment results of operations for the three months ended June 30, 2012 (unaudited):

	Cellocator segment	Pointer segment	Total

Segments revenues	$5,199	$17,225	$22,424
Intersegments revenues	(1,257)	-	(1,257)

Revenues from external customers	$3,942	$17,225	$21,167

Segments operating profit (loss)	$(1,093)	$2,185	$1,092

Segments assets	$16,585	$78,321	$94,906

The following reconciles segment operating profit and segments assets to net operating profit and assets as reported in the interim consolidated statements of income:

Segments operating income	$1,092
Intercompany gains on intersegment sales	131

Operating income	$1,223

Segments assets	$94,906
Intercompany elimination	(1,393)

Total assets	$93,513

f.	The following presents segment results of operations for the year ended December 31, 2012:

	Cellocator segment	Pointer segment	Total

Segments revenues	$22,660	$68,540	$91,200
Intersegments revenues	(6,368)	-	(6,368)

Revenues from external customers	$16,292	$68,540	$84,832

Segments operating profit	$1,731	$3,015	$4,746

Segments assets	$12,522	$85,003	$97,525

Depreciation and amortization expenses	$561	$4,985	$5,546

Expenditures for assets	$156	$3,877	$4,033

The Pointer segment revenues include revenue from services in the amount of $ 54.

The following reconciles segment operating profit and segments assets to net operating profit and assets as reported in the consolidated statements of income:

Segments operating income	$4,746
Intercompany losses on intersegment sales	342

Operating income	$5,088

Segments assets	$97,525
Intercompany elimination	(1,240)

Total assets	$96,285

SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2013
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 8:-	SUBSEQUENT EVENTS

a.
On July 30, 2013, the Israeli Parliament (the Knesset) approved the second and third readings of the Economic Plan for 2013-2014 ("Amended Budget Law") which consists of, among others, fiscal changes whose main aim is to enhance the long-term collection of taxes.

These changes include, among others, raising the Israeli corporate tax rate from 25% to 26.5%, cancelling the lowering of the tax rates applicable to preferred enterprises (9% in development area A and 16% in other areas), taxing revaluation gains and increasing the tax rates on dividends within the scope of the Law for the Encouragement of Capital Investments to 20% effective from January 1, 2014.

The deferred tax balances included in the financial statements as of June 30, 2013 are calculated according to the tax rates that were in effect as of the balance sheet date and do not take into consideration the possible effects of the Amended Budget Law. These effects will be included in the financial statements starting from the actual enactment date, namely in the third quarter of 2013.

The Company examines the effect of the change in tax rates on the deferred tax balances as of June 30, 2013.

b.	On September 12, 2013, a shareholders meeting of the Company approved a Compensation Policy for the Company's directors and officers.

c.
On July 8, 2013, the Board of Directors approved a compensation plan for senior executive and employees of the Company that includes performance based grant and share based stock options convertible to 312,984 of the Company's ordinary shares. The option vesting period is 2-4 years.

d.
On September 16, 2013, the Company signed an agreement to acquire 51.2% of the issued share capital of Pointer do Brasil Comercial S.A. ("Pointer Brasil"). Following the completion of the transaction Pointer will hold 100% of the issued share capital of Pointer Brasil. The closing of the transaction is expected to take place in October 2013. In consideration for the shares the Company will pay approximately US$ 4.3 million in cash, for which it is to receive financing from banks, and shall repay loans to the selling shareholder and to a local bank, over a period of eighteen months, in an aggregate amount of approximately US$ 1.2 million.

SIGNIFICANT ACCOUNTING POLICIES (Policy)	6 Months Ended
Jun. 30, 2013
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Unaudited interim financial information
a.	Unaudited interim financial information:

The accompanying consolidated balance sheet as of June 30, 2013, consolidated statements of operations for the three and six months ended June 30, 2013 and 2012 and consolidated statements of cash flows for the three and six months ended June 30, 2013 and 2012 are unaudited. These unaudited interim consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles for interim financial information. In the opinion of management, the unaudited interim consolidated financial statements include all adjustments of a normal recurring nature necessary for a fair presentation of the Company's consolidated financial position as of June 30, 2013, the Company's consolidated results of operations for the three and six months ended June 30, 2013 and 2012 and the Company's consolidated cash flows for the three and six months ended June 30, 2013 and 2012.

The balance sheet at December 31, 2012 has been derived from the audited consolidated financial statements at that date but does not include all of the information and footnotes required by U.S. generally accepted accounting principles for complete financial statements.

These consolidated financial statements should be read in conjunction with the audited consolidated financial statements and accompanying notes for the year ended December 31, 2012 included in the Company's Annual Report on Form 20-F filed with the U.S. Securities and Exchange Commission ("SEC") on March 19, 2013.

Results for the three and six months ended June 30, 2013 are not necessarily indicative of results that may be expected for the year ending December 31, 2013.

Use of estimates

b.	Use of estimates:

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates, judgments and assumptions that affect the amounts reported in the financial statements and accompanying notes. The company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Principles of consolidation
d.	Principles of consolidation:

Our consolidated financial statements include the accounts of the Company and its' wholly and majority owned subsidiaries, referred to herein as the group.

Intercompany transactions and balances including profits from intercompany sales not yet realized outside the Company, have been eliminated upon consolidation.

SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2013
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Discontinued Operations

	Period ended June 1 2012	Period ended August 1 2012

Revenues	2	3
Cost of revenues	120	143

Gross loss	(118)	(140)

Operating expenses:
Sales and marketing	48	60
General and administrative	165	181
Impairment of goodwill and intangible asset	354	348

Operating loss	(684)	(729)

Financial expense, net	16	18

Net loss	(700)	(747)

*)	As a result of the partnership's sale a loss was recorded in the amount of $248, and is considered to be a loss on discontinued operation.
**)	Cash flow from discontinued operation was immaterial and as such no discontinued operation presented on the cash flow statement.

INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2013
INVENTORIES [Abstract]
Schedule of Inventories

	June 30,	December 31,
	2013	2012
	Unaudited

Raw materials	$1,681	$2,060
Work in process	284	135
Finished goods	2,250	1,787

	$4,215	$3,982

NET EARNINGS (LOSS) PER SHARE (Tables)	6 Months Ended
Jun. 30, 2013
NET EARNINGS (LOSS) PER SHARE [Abstract]
Schedule of Net Earnings (Loss) Per Share

The following table sets forth the computation of basic and diluted net earnings (loss) per share from continuing operations:

	Six months ended June 30,		Three months ended June 30,		Year ended December 31,
	2013	2012	2013	2012	2012
	Unaudited
Numerator:
Numerator for basic net earnings per share - Net income from continuing operations	$1,778	$722	$971	$421	$1,833
Effect of diluting securities	-	-	-	-	-

Numerator for diluted net earnings per share - Net income from continuing operations	$1,778	$722	$971	$421	$1,833

Denominator:

Denominator for basic net earnings per share - weighted-average number of shares outstanding (in thousands)	5,556	4,865	5,556	4,868	5,166
Effect of diluting securities (in thousands)	-	-	-	-	-
	5,556	4,865	5,556	4,868	5,166
Denominator for diluted net earnings per share - adjusted weighted average shares and assumed exercises (in thousands)

Basic net earnings per share from continuing operations	$0.32	$0.14	$0.17	$0.08	$0.35

Diluted net earnings per share from continuing operations	$0.32	$0.14	$0.17	$0.08	$0.35

The following table sets forth the computation of basic and diluted net loss per share from discontinuing operations:

	Six months ended June 30,		Three months ended June 30,		Year ended December 31,
	2013	2012	2013	2012	2012
	Unaudited
Numerator:
Numerator for basic net earnings per share - Net loss from discontinuing operations	$-	$(357)	$-	$(219)	$(630)
Effect of diluting securities	-	-	-	-	-

Numerator for diluted net earnings per share - Net loss from continuing operations	$-	$(357)	$-	$(219)	$(630)

Denominator:

Denominator for basic net earnings per share - weighted-average number of shares outstanding (in thousands)	-	4,865	-	4,868	5,166
Effect of diluting securities (in thousands)	-	-	-	-	-
Denominator for diluted net earnings per share - adjusted weighted average shares and assumed exercises (in thousands)	-	4,865	-	4,868	5,166

Basic net loss per share from discontinuing operations	$-	$(0.07)	$-	$(0.04)	$(0.12)

Diluted net loss per share from discontinuing operations	$-	$(0.07)	$-	$(0.04)	$(0.12)

BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Tables)	6 Months Ended
Jun. 30, 2013
BALANCES AND TRANSACTIONS WITH RELATED PARTIES [Abstract]
Schedule of Balances and Transactions with Related Parties

a.	Balances with related parties:

	June 30,	December 31,
	2013	2012
	Unaudited

Other accounts payable and accrued expenses:
DBSI (see Note 3e(1))	$52	$52

	$52	$52

b.	Transactions with related parties:

	Six months ended June 30,		Three months ended June 30,		Year ended December 31,
	2013	2012	2013	2012	2012
	Unaudited

Management fees to DBSI (see Note 3e(1))	$90	$90	$45	$45	$180
Sales to affiliate	$361	$822	$232	$458	$1,187

SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2013
Six Months Ended June 30, 2013 [Member]
Schedule of Segment Results of Operations

	Cellocator segment	Pointer segment	Total

Segments revenues	$11,895	$38,508	$50,403
Intersegments revenues	(5,023)	-	(5,023)

Revenues from external customers	$6,872	$38,508	$45,380

Segments operating income	$1,551	$1,587	$3,138

Segments assets	$17,898	$82,816	$100,714

Schedule of Segment Reconciliation
Segments operating income	$3,138
Intercompany gains on intersegment sales	174

Operating income	$3,312

Segments assets	$100,714
Intercompany elimination	(1,064)

Total assets	$99,650

Six Months Ended June 30, 2012 [Member]
Schedule of Segment Results of Operations

	Cellocator segment	Pointer segment	Total

Segments revenues	$10,752	$34,959	$45,711
Intersegments revenues	(2,936)	-	(2,936)

Revenues from external customers	$7,816	$34,959	$42,775

Segments operating profit (loss)	$(386)	$2,842	$2,456

Segments assets	$16,585	$78,321	$94,906

Schedule of Segment Reconciliation
Segments operating income	$2,456
Intercompany gains on intersegment sales	196

Operating income	$2,652

Segments assets	$94,906
Intercompany elimination	(1,393)

Total assets	$93,513

Three Months Ended June 30, 2013 [Member]
Schedule of Segment Results of Operations

	Cellocator segment	Pointer segment	Total

Segments revenues	$6,013	$19,733	$25,746
Intersegments revenues	(2,511)	-	(2,511)

Revenues from external customers	$3,502	$19,733	$23,235

Segments operating profit	$697	$883	$1,580

Segments assets	$17,898	$82,816	$100,714

Schedule of Segment Reconciliation
Segments operating income	$1,580
Intercompany gains on intersegment sales	187

Operating income	$1,767

Segments assets	$100,714
Intercompany elimination	(1,064)

Total assets	$99,650

Three Months Ended June 30, 2012 [Member]
Schedule of Segment Results of Operations

	Cellocator segment	Pointer segment	Total

Segments revenues	$5,199	$17,225	$22,424
Intersegments revenues	(1,257)	-	(1,257)

Revenues from external customers	$3,942	$17,225	$21,167

Segments operating profit (loss)	$(1,093)	$2,185	$1,092

Segments assets	$16,585	$78,321	$94,906

Schedule of Segment Reconciliation
Segments operating income	$1,092
Intercompany gains on intersegment sales	131

Operating income	$1,223

Segments assets	$94,906
Intercompany elimination	(1,393)

Total assets	$93,513

Year Ended December 31, 2012 [Member]
Schedule of Segment Results of Operations

	Cellocator segment	Pointer segment	Total

Segments revenues	$22,660	$68,540	$91,200
Intersegments revenues	(6,368)	-	(6,368)

Revenues from external customers	$16,292	$68,540	$84,832

Segments operating profit	$1,731	$3,015	$4,746

Segments assets	$12,522	$85,003	$97,525

Depreciation and amortization expenses	$561	$4,985	$5,546

Expenditures for assets	$156	$3,877	$4,033

Schedule of Segment Reconciliation
Segments operating income	$4,746
Intercompany losses on intersegment sales	342

Operating income	$5,088

Segments assets	$97,525
Intercompany elimination	(1,240)

Total assets	$96,285

SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (T.M.C. Transportation Limited [Member], ILS) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Aug. 01, 2012	Nov. 30, 2011
T.M.C. Transportation Limited [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage of share capital held	51.00%
Loan for business acquisition			2,500
Interest spread	4.00%
Interest and linkage to Israeli CPI		1,000

SIGNIFICANT ACCOUNTING POLICIES (Schedule of Discontinued Operations) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended	5 Months Ended	7 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Jun. 01, 2012 Segment, Discontinued Operations [Member]	Aug. 01, 2012 Segment, Discontinued Operations [Member]
Revenues	$ 23,235	$ 21,166	$ 45,380	$ 42,774	$ 84,832	$ 2	$ 3
Cost of revenues	15,600	14,363	30,541	28,475	56,742	120	143
Gross profit (loss)	7,635	6,803	14,839	14,299	28,090	(118)	(140)
Operating expenses:
Selling and marketing	2,569	2,186	4,894	4,445	9,067	48	60
General and administrative	2,370	2,220	4,653	4,808	9,232	165	181
Impairment of goodwill and intangible asset						354	348
Operating income (loss)	1,767	1,223	3,312	2,652	5,088	(684)	(729)
Financial expenses, net	(260)	(462)	(598)	(927)	(1,628)	16	18
Net income (loss)	1,275	(49)	2,436	389	1,637	(700)	(747)
Loss from sale of subsidiaries						$ (248)

INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
INVENTORIES [Abstract]
Raw materials	$ 1,681	$ 2,060
Work in process	284	135
Finished goods	2,250	1,787
Total inventory	$ 4,215	$ 3,982

COMMITMENTS AND CONTINGENT LIABILITIES (Details) In Thousands, unless otherwise specified	Jun. 30, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Jun. 30, 2013 Company and its subsidiaries [Member]	Dec. 31, 2012 Company and its subsidiaries [Member]	Dec. 31, 2011 Company and its subsidiaries [Member]	Dec. 31, 2010 Company and its subsidiaries [Member]	Dec. 31, 2009 Company and its subsidiaries [Member]	Dec. 31, 2008 Company and its subsidiaries [Member]	Jun. 30, 2013 Shagrir Systems Limited [Member] USD ($)	Dec. 31, 2008 Shagrir Systems Limited [Member]	Jun. 30, 2013 Shagrir Systems Limited [Member] ILS
Bank guarantee	$ 108												$ 3,196
Restricted cash	98	108
Royalty percentage	5.00%
Accrued royalties	2,473
Amount of claim													341
Annual management fee	180														1,000
Annual management fee, amount company pays															120
Agreement term														5 years
Minimum ratio of shareholders' equity to consolidated assets	20.00%
Minimum shareholders' equity	20,000														50,000
Maximum debt ratio	2.5	2.5	2.5	2.5	3.5	4	4	4	4	4	4.5	5	5.5
Minimum ratio of annual EBITDA to current maturities													1.00%
Subsidiaries, new sales tax percentage			1.00%
Subsidiaries, new sales tax, liability recorded	$ 193

NET EARNINGS (LOSS) PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Equity holders of the parent	$ 971	$ 421	$ 1,778	$ 722	$ 1,833
Effect of diluting securities
Numerator for diluted net earnings per share - Net income (loss)	971	421	1,778	722	1,833
Denominator for basic net earnings per share - weighted-average number of shares outstanding	5,556	4,868	5,556	4,865	5,166
Effect of diluting securities
Denominator for diluted net earnings per share - adjusted weighted average shares and assumed exercises	5,556	4,868	5,556	4,865	5,166
Basic net earnings per share from continuing operations	$ 0.17	$ 0.08	$ 0.32	$ 0.14	$ 0.35
Diluted net earnings per share from continuing operations	$ 0.17	$ 0.08	$ 0.32	$ 0.14	$ 0.35
Segment, Discontinued Operations [Member]
Equity holders of the parent		(219)		(357)	(630)
Effect of diluting securities
Numerator for diluted net earnings per share - Net income (loss)		$ (219)		$ (357)	$ (630)
Denominator for basic net earnings per share - weighted-average number of shares outstanding		4,868		4,865	5,166
Effect of diluting securities
Denominator for diluted net earnings per share - adjusted weighted average shares and assumed exercises		4,868		4,865	5,166
Basic net loss per share from discontinuing operations	$ 0	$ (0.04)	$ 0	$ (0.07)	$ (0.12)
Diluted net loss per share from discontinuing operations	$ 0	$ (0.04)	$ 0	$ (0.07)	$ (0.12)

INCOME TAXES (Details)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
INCOME TAXES [Abstract]
Effective tax rate	17.00%	20.00%

BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
BALANCES AND TRANSACTIONS WITH RELATED PARTIES [Abstract]
DBSI (see Note 3e(1))	$ 52		$ 52		$ 52
Management fees to DBSI (see Note 3e(1))	45	45	90	90	180
Sales to affiliate	$ 232	$ 458	$ 361	$ 822	$ 1,187

SEGMENT INFORMATION (Schedule of Segment Results of Operations) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Revenues	$ 23,235	$ 21,166	$ 45,380	$ 42,774	$ 84,832
Services	14,841	13,475	29,564	27,258	54,430
Operating profit (loss)	1,767	1,223	3,312	2,652	5,088
Assets	99,650	93,513	99,650	93,513	96,285
Cellocator [Member] | Segments [Member]
Revenues	6,013	5,199	11,895	10,752	22,660
Operating profit (loss)	697	(1,093)	1,551	(386)	1,731
Assets	17,898	16,585	17,898	16,585	12,522
Depreciation and amortization expenses					561
Expenditures for assets					156
Cellocator [Member] | Intersegments [Member]
Revenues	(2,511)	(1,257)	(5,023)	(2,936)	(6,368)
Cellocator [Member] | External Customers [Member]
Revenues	3,502	3,942	6,872	7,816	16,292
Pointer [Member] | Segments [Member]
Revenues	19,733	17,225	38,508	34,959	68,540
Services	15	14	29	27	54
Operating profit (loss)	883	2,185	1,587	2,842	3,015
Assets	82,816	78,321	82,816	78,321	85,003
Depreciation and amortization expenses					4,985
Expenditures for assets					3,877
Pointer [Member] | Intersegments [Member]
Revenues
Pointer [Member] | External Customers [Member]
Revenues	19,733	17,225	38,508	34,959	68,540
Total Segments [Member] | Segments [Member]
Revenues	25,746	22,424	50,403	45,711	91,200
Operating profit (loss)	1,580	1,092	3,138	2,456	4,746
Assets	100,714	94,906	100,714	94,906	97,525
Depreciation and amortization expenses					5,546
Expenditures for assets					4,033
Total Segments [Member] | Intersegments [Member]
Revenues	(2,511)	(1,257)	(5,023)	(2,936)	(6,368)
Total Segments [Member] | External Customers [Member]
Revenues	$ 23,235	$ 21,167	$ 45,380	$ 42,775	$ 84,832

SEGMENT INFORMATION (Schedule of Segment Reconciliation) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
SEGMENT INFORMATION [Abstract]
Segments operating income	$ 1,580	$ 1,092	$ 3,138	$ 2,456	$ 4,746
Intercompany gains (losses) on intersegment sales	187	131	174	196	342
Operating income (loss)	1,767	1,223	3,312	2,652	5,088
Segments assets	100,714	94,906	100,714	94,906	97,525
Intercompany elimination	(1,064)	(1,393)	(1,064)	(1,393)	(1,240)
Total assets	$ 99,650	$ 93,513	$ 99,650	$ 93,513	$ 96,285

SUBSEQUENT EVENTS (Details) (Subsequent Event [Member], USD $) In Thousands, except Share data, unless otherwise specified	Jul. 08, 2013	Sep. 16, 2013 Pointer Brazil [Member]	Jul. 08, 2013 Minimum [Member]	Jul. 08, 2013 Maximum [Member]
Subsequent Event [Line Items]
Options authorized	312,984
Vesting period			2 years	4 years
Percentage of equity interests acquired		51.20%
Percentage of equity interests after transaction completion		100.00%
Cash to be paid		$ 4,300
Liabilities assumed		$ 1,200